Commitments and Contingencies - Additional Information (Detail) $ in Billions	12 Months Ended
	Dec. 31, 2016 USD ($) LegalMatter	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Approximate number of federal district court actions alleged for patent infringement | LegalMatter	35
Guarantee obligations, year term (in years)	30 years
Letters of credit	$ 0.4
Purchase commitments	16.8
Purchase commitments due in 2017	6.9
Purchase commitments due in 2018 through 2019	6.4
Purchase commitments due in 2020 through 2021	1.3
Purchase commitments due after five year	2.2
Purchases against commitments	$ 8.1	$ 10.2	$ 21.0